Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued Liabilities
	December 31, 2019	December 31, 2018
Accrued expenses	$16,047	$7,154
Accrued interest	6,869	8,253
Total	$22,916	$15,407